Share-based Awards Plan (Details 2) (Stock Compensation Plan [Member]) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY
General and administrative expenses	3,709	$ 140	858	4,630	9,835